Financial instruments - Fair value hedges - Additional information (Details) £ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2008 GBP (£)
Borrowings de-designated from hedge relationship in 2008
Disclosure of detailed information about financial instruments
Accumulated fair value hedge adjustment on hedged item	£ 1		£ 0	£ 1
Cash inflow from close-out of hedging instrument					£ 62
Fair value movement gain/(loss)			£ 1	9
$200m bond maturing 2027
Disclosure of detailed information about financial instruments
Repayment of bonds | $		$ 200
Fair value adjustment on redeemed bonds, expensed to income statement	16
Cash outflow on derivatives related to redeemed bonds	£ 16
Fair value movement gain/(loss)				£ 6